Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 27, 2024
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001352280
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 07, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 07, 2025
Prospectus Date	rr_ProspectusDate	Jul. 01, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A